Consolidated balance sheet SFr in Millions, $ in Millions		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Non-current assets
Property, plant & equipment		$ 3,425	$ 3,113
Right-of-use assets		358	324
Goodwill		8,905	8,905
Intangible assets other than goodwill		9,097	10,231
Deferred tax assets		399	354
Financial assets		218	307
Other non-current assets		211	185
Total non-current assets		22,613	23,419
Current assets
Inventories		1,644	1,505
Trade receivables		1,361	1,390
Income tax receivables		21	17
Cash and cash equivalents		1,557	822
Other current assets		404	502
Total current assets		4,987	4,236
Total assets		27,600	27,655
Equity
Share capital		20	20
Reserves		18,802	19,283
Total equity	[1]	18,822	19,303
Non-current liabilities
Financial debts		3,949	3,218
Lease liabilities		315	280
Deferred tax liabilities		1,196	1,386
Provisions & other non-current liabilities		1,060	1,168
Total non-current liabilities		6,520	6,052
Current liabilities
Trade payables		876	833
Financial debts		169	261
Lease liabilities		70	61
Current income tax liabilities		149	107
Provisions & other current liabilities		994	1,038
Total current liabilities		2,258	2,300
Total liabilities		8,778	8,352
Total equity and liabilities		$ 27,600	$ 27,655

[1]	For periods prior to the Spin-off "Former parent net investment" and "Equity" were presented as "Retained earnings" and "Invested capital", respectively, and were renamed upon the execution of the Spin-off.